Segment Reporting (Details) - Schedule of Revenues by Geographic Areas - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
China [Member]
Top 5 geographic areas:
Sales Amount	$ 32,981,278	$ 31,947,602
As % of Sales	86.90%	86.84%
US [Member]
Top 5 geographic areas:
Sales Amount	$ 4,174,364	$ 2,724,103
As % of Sales	11.00%	7.41%
India [Member]
Top 5 geographic areas:
Sales Amount	$ 382,620
As % of Sales	1.01%
Australia [Member]
Top 5 geographic areas:
Sales Amount	$ 239,493	$ 696,049
As % of Sales	0.63%	1.89%
Marshall Islands [Member]
Top 5 geographic areas:
Sales Amount	$ 136,288	$ 719,831
As % of Sales	0.36%	1.96%
Other foreign countries [Member]
Top 5 geographic areas:
Sales Amount	$ 38,409	$ 376,808
As % of Sales	0.10%	1.02%
Taiwan [Member]
Top 5 geographic areas:
Sales Amount		$ 322,948
As % of Sales		0.88%